Nov. 01, 2017

J.P. Morgan U.S Equity Funds

JPMorgan Dynamic Small Cap Growth Fund

(All Shares Classes)

(A series of JPMorgan Trust I)

Supplement dated March 5, 2018

to the Summary Prospectus, Prospectus

and Statement of Additional Information

dated November 1, 2017, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME, POLICY AND INVESTMENT STRATEGIES

At its February 2018 meeting, the Board of Trustees (“Board”) approved changes to the JPMorgan Dynamic Small Cap Growth Fund (the “Fund”) including changing: (i) the name of the Fund; (ii) the Fund’s investment policy, strategies and risks; (iii) the Fund’s portfolio management team; and (iv) the Fund’s broad-based securities market index. The Board also approved lifting the Fund’s limited offering provisions as described below.

Except as otherwise indicated, these changes will become effective on or about May 31, 2018 (the “Effective Date”). On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for the Fund (the “Existing Prospectus”), and all references to the Fund in the Existing Prospectus will be deleted. You should refer to the New Prospectus for the Fund, when available. Please note that the New Prospectus reflecting the changes for the Fund is not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date. The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date (please refer to the New Prospectus, once available, for a more complete discussion of the Fund’s strategies and risks after the Effective Date):

Beginning on the Effective Date, the Fund will begin to implement its new investment strategy as a small cap blend fund as described below (the “New Strategy”). The Fund will sell a large portion of its existing small cap growth investments as it migrates to the New Strategy. The Fund anticipates implementing the New Strategy fully by June 8, 2018 under normal market conditions. Between the Effective Date and June 8, 2018, the Fund’s investments may be more heavily weighted in small cap growth securities, and the Fund may be more subject to the growth strategy portion of its strategy risk.

Name Change

On the Effective Date, the Fund’s name will change to the JPMorgan Small Cap Blend Fund.

Changes to Main Investment Strategy

On the Effective Date, the Fund will change from a small cap growth fund to a small cap blend fund that invests in both growth and value securities, and at that time, the “What are the Fund’s main investment strategies?” section in the Summary Prospectus and Prospectus and the “More About the Fund” section in the Prospectus will hereby be replaced by the following:

The Fund is a small cap equity portfolio which is normally managed as a core portfolio, but which has the ability to proactively invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser. The portfolio managers will consider various factors when making allocation decisions for the Fund, including their views on growth and value securities, sector positioning, and risk factors compared to the Russell 2000® Index. Based on these considerations, the size of the allocation of the Fund to either growth or value securities may range from 30 to 70 percent of the Fund.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index and/or with market capitalizations of less than $5 billion at the time of purchase. As of the reconstitution of the Russell 2000 Index on June 23, 2017, the market capitalizations of the companies in the index ranged from $86.97 million to $5.68 billion. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the Fund’s adviser seeks to outperform the Fund’s benchmark. The adviser employs a fundamental bottom-up investment process that combines research, valuation and stock selection to identify both growth and value securities.

In selecting growth securities, the adviser seeks to invest in companies that have a history of above-average growth or that the adviser believes will achieve above-average growth in the future. The adviser believes that investing in high quality growth companies whose long-term growth rates are underappreciated by the market will lead to attractive returns. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

In selecting value securities, the adviser seeks to invest in companies which have durable franchises and which appear to be attractively valued and to have the ability to grow intrinsic value per share. Value companies purchased for the Fund include those with durable franchises that generally have a sustainable competitive position relative to peers, high returns on capital, a diversified client or asset base and a strong brand.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies securities that it believes offer a better investment opportunity or to reallocate the Fund’s assets between growth and value securities.

Revisions to The Fund’s Main Investment Risks

On the Effective Date, “The Fund’s Main Investment Risks” will be amended to remove the current “Growth Investing Risk” and to add the following as “Strategy Risk” and “Real Estate Securities Risk”:

Strategy Risk. Although the Fund is normally managed as a core portfolio, it may invest more heavily in either growth or value securities, depending on market conditions and the convictions of the adviser.

If the Fund invests more heavily in growth securities, it will be more subject to risks related to growth investing. Specifically, growth securities may trade at higher multiples of current earnings compared to value or other securities, leading to inflated prices and thus potentially greater declines in value.

If the Fund invests more heavily in value securities, it will be more subject to risks related to value investing. Specifically, a value security may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the security price to increase do not occur.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Corresponding changes will also be made to the “More About the Fund” section.

Changes to the Portfolio Management Team

On the Effective Date, the Fund’s portfolio management team will change. Eytan Shapiro, Managing Director and a CFA charterholder, will continue to be the lead portfolio manager for the Fund’s growth investments while Lawrence E. Playford, Managing Director and a CFA charterholder, will lead the team primarily responsible for the Fund’s value investments. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985. An employee of JPMIM or its affiliates since 1993, Mr. Playford is the Chief Investment Officer of the U.S. Equity Value team. He joined the team as a research analyst in 2003 and became a portfolio manager in 2004.

Change in Broad Based Securities Index

On the Effective Date, the Fund’s broad based securities index will change from the Russell 2000 Growth Index to the Russell 2000 Index to better reflect the Fund’s New Strategy.

Removal of Limited Offering

On or about June 8, 2018, the Fund will no longer be subject to a limited offering, and all limited offering disclosure relating to the Fund will be deleted.

Tax Consequences to the Fund

The Fund will sell existing investments in connection with the changes to the New Strategy. Net gains, if any, recognized by the Fund as a result of such sales will be distributed as part of the regularly scheduled capital gain dividend normally paid in December. Net gains distributed to shareholders will be taxable based on the tax status of the account in which the Fund shares are held. The changes described above will affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders. Please consult your tax advisor.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS,

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE